SHARE OPTION PLANS (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 Stock Options [Member] USD ($)	Dec. 31, 2010 Stock Options [Member] USD ($)	Dec. 31, 2009 Stock Options [Member] USD ($)	Dec. 31, 2011 Stock Options [Member] NOK	Dec. 31, 2010 Stock Options [Member] NOK	Dec. 31, 2009 Stock Options [Member] NOK	Dec. 31, 2008 Stock Options [Member] NOK
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period, minimum (in years)		1
Award vesting period, maximum (in years)		3
Share-based payment award, expiration period (in years)		5
Options initially granted	760,000
Options forfeited prior to vesting				142,000
Options cancelled and concurrently replaced with new options.	618,000
Further grant of options		145,000		45,000
Risk free interest rate (in hundredths)		1.35%		1.35%
Expected life (in years)		3.5		3.5
Expected volatility (in hundredths)		62.27%		61.00%
Expected dividend yield (in hundredths)		0.00%		0.00%
Assumption of percentage of options granted will vest (in hundredths)		95.00%		95.00%
Options outstanding at begining of period (in shares)		650.7	663.0					625.0
Granted (in shares)		145.0	0	663.0
Exercised (in shares)		(6.7)	(2.3)	0
Forfeited (in shares)		(49.3)	(10.0)	(7.0)
Cancelled (in shares)		0	0	(618.0)
Options outstanding at end of period (in shares)		739.7	650.7	663.0				625.0
Options outstanding at end of period, Exercisable, Number (in shares)		396.5	219.0	0
Options outstanding at beginning of period, weighted average exercise price (in krones per share)						131.65	144.16	208.78
Granted, weighted average exercise price (in krones per share)					131.10	0	145.00
Exercised, weighted average exercise price (in krones per share)					132.71	131.65	0
Forfeited, weighted average exercise price (in krones per share)					130.36	133.71	205.42
Cancelled, weighted average exercise price (in krones per share)							203.94
Options outstanding at end of period, weighted average exercise price (in krones per share)					130.46	131.65	144.16
Options outstanding at end of period, Exercisable, number (in shares)		396.5	219.0	0
Options outstanding at end of period, Exercisable, weighted average remaining contractual terms (in years)		3.0	3.8	4.8
Options vested, aggregate fair value		$ 1.8	$ 2.0	$ 0
Options grants in period, weighted average grant date fair value (dollars per share)		$ 10.42	$ 0	$ 9.92
Options modified in period, weighted average modification date fair value (dollars per share)		0	0	3.10
Options exercised in period, intrinsic value		0.04	0	0
Options outstanding and exercisable, intrinsic value		0	2.1
Non-vested awards, unrecognized compensation cost		1.1	1.3
Unrecognized compensation expense, period for recognition (in years)		1.8
Compensation expense recognized		$ 1.6	$ 2.1	$ 3.0